Basis of presentation	6 Months Ended
Sep. 30, 2017
Basis of presentation

1. Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 22 “Business segment information”.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s interim financial reporting period ends on September 30 and certain subsidiaries’ interim financial reporting period ends on June 30. The necessary adjustments have been made to the consolidated financial statements if significant transactions took place during the three-month period. When determining whether to consolidate investee entities, the MHFG Group performed a careful analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of the VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees—net.

The amounts of asset management business fee income and expenses for the six months ended September 30, 2016 have been reclassified from Other noninterest income and Other noninterest expenses to Fee and commission income and Fee and commission expenses, respectively, in order to conform to the current year’s presentation. Such reclassifications had no effect on net income or shareholder’s equity.

The unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the annual financial statements for the fiscal year ended March 31, 2017.

Certain financial information that is normally included in annual financial statements prepared in accordance with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.